Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate:
Land	$ 161,613,722	$ 161,613,722	$ 164,113,072
Building and improvements	1,401,105,029	1,381,769,664	1,394,779,659
Total real estate held for investment, cost	1,562,718,751	1,543,383,386	1,558,892,731
Less accumulated depreciation and amortization	(268,924,964)	(214,231,416)	(147,726,630)
Total real estate held for investment, net	1,293,793,787	1,329,151,970	1,411,166,101
Real estate held for development	4,305,247
Real estate held for sale, net		27,487,772
Total real estate, net	1,298,099,034	1,356,639,742
Cash and cash equivalents	74,816,801	58,880,007	27,298,855
Restricted cash	47,261,216	13,858,768	11,368,850
Rents and other receivables	1,849,239	1,836,406	1,722,065
Other assets	4,174,228	2,923,725	2,812,186
Total assets	1,426,200,518	1,434,138,648	1,454,368,057
Liabilities:
Accounts payable and accrued liabilities	32,023,162	31,389,375	27,612,665
Notes Payable, net:
Mortgage notes payable, net	551,806,409	502,143,306	948,557,074
Credit facilities, net	548,358,514	548,012,437	44,848,788
Total notes payable, net	1,100,164,923	1,050,155,743	993,405,862
Distributions payable	3,873,086	3,953,499	3,886,730
Due to affiliates	2,677,408	1,711,168	2,760,555
Liabilities related to real estate held for sale		940,903
Total liabilities	1,138,738,579	1,088,150,688	1,027,665,812
Commitments and contingencies
Redeemable common stock	1,182,360		36,397,062
Stockholders' Equity:
Preferred stock, value		0	0
Additional paid-in capital	694,224,617	684,140,823	633,186,743
Cumulative distributions and net losses	(408,468,464)	(338,670,111)	(243,389,996)
Total stockholders' equity	286,279,579	345,987,960	390,305,183
Total liabilities and stockholders' equity	1,426,200,518	1,434,138,648	1,454,368,057
Common Stock [Member]
Notes Payable, net:
Distributions payable	3,873,086	3,953,499	3,886,730
Stockholders' Equity:
Common/Convertible stock, $0.01 par value per share	523,416	517,238	508,426
Convertible Stock [Member]
Stockholders' Equity:
Common/Convertible stock, $0.01 par value per share	$ 10	10	$ 10
Previously Reported [Member]
Real Estate:
Land		164,113,072
Building and improvements		1,411,198,832
Total real estate held for investment, cost		1,575,311,904
Less accumulated depreciation and amortization		(218,672,162)
Total real estate held for investment, net		1,356,639,742
Liabilities:
Accounts payable and accrued liabilities		$ 32,330,278